COMMITMENTS AND CONTINGENCIES, Subscription Agreement (Details) - CIK 0001846136 Riverview Acquisition Corp - $ / shares	Jun. 30, 2022	Apr. 04, 2022
Subscription Agreement [Abstract]
Share price (in dollars per share)	$ 9.20
Class A Common Stock [Member]
Subscription Agreement [Abstract]
Aggregate number of shares subscribed (in shares)		22,150,000
Share price (in dollars per share)		$ 10.00
Westrock Coffee Holdings, LLC Common Shares [Member]
Subscription Agreement [Abstract]
Aggregate number of shares subscribed (in shares)		2,850,000